Guarantees and Contingent Liabilities - Summary of Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Capital Leases
Capital Leases, 2014	$ 9
Capital Leases, 2015	8
Capital Leases, 2016	8
Capital Leases, 2017	6
Capital Leases, 2018	6
Capital lease, Thereafter	25
Total minimum capital lease payments	62
Less amount representing interest	23
Present value of net minimum lease payments	39
Operating Leases
Operating Leases, 2014	244
Operating Leases, 2015	215
Operating Leases, 2016	182
Operating Leases, 2017	154
Operating Leases, 2018	116
Operating Leases, Thereafter	474
Total minimum operating lease payments	$ 1,385